                              VINTAGE(SM) ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                      TO THE PROSPECTUS DATED MAY 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage(SM) Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E
     MFS(R) Research International Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F

     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     QS Variable Conservative Growth
     QS Variable Growth
     QS Variable Moderate Growth
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Core Plus VIT Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE:........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE:........................................................   6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               4 years                3%
          4 years               5 years                2%
          5 years               6 years                1%
         6 years+                                      0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after six years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                6%
          3 years               4 years                3%
          4 years               5 years                2%
          5 years               6 years                1%
         6 years+                                      0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


                                               STANDARD                                                ENHANCED
                                                DEATH                                                   DEATH
                                               BENEFIT                                                 BENEFIT
                                           ---------------                                         ---------------
 Mortality and Expense Risk Charge           1.02%(1)        Mortality and Expense Risk Charge       1.30%(1)
 Administrative Expense Charge             0.15%             Administrative Expense Charge         0.15%
 Total Annual Separate Account Charges     1.17%             Total Separate Account Charges        1.45%

(1)   We will waive the following amount of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio --

   Class B; 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio -- Class E; 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       0.99%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............    0.52%     0.25%            0.03%
 American Funds Growth Fund......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund...............    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E..................    0.56%     0.15%            0.02%
 MFS(R) Research International Portfolio --
  Class B........................................    0.69%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E........................................    0.33%     0.15%            0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.35%     0.15%            0.04%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%            0.04%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%            0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...............      --          0.80%       --            0.80%
 American Funds Growth Fund......................      --          0.60%       --            0.60%
 American Funds Growth-Income Fund...............      --          0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E..................      --          0.73%     0.04%           0.69%
 MFS(R) Research International Portfolio --
  Class B........................................      --          0.99%     0.10%           0.89%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................      --          0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class E........................................      --          0.66%       --            0.66%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................      --          0.54%     0.03%           0.51%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............      --          0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.85%     0.02%           0.83%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F........      --          0.81%       --            0.81%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................      --          0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.75%       --            0.75%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.......... 0.56%             --          0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio................................... 0.75%             --          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio................................... 0.70%             --          0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio++................................. 0.70%             --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio................................... 0.65%             --          0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio................................... 0.75%             --          0.07%
 QS Variable Conservative Growth..............   --              --          0.14%
 QS Variable Growth...........................   --              --          0.12%
 QS Variable Moderate Growth..................   --              --          0.30%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........ 0.45%             --          0.13%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........   --             0.60%     0.06%             0.54%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio...................................   --             0.79%       --              0.79%
 ClearBridge Variable Dividend Strategy
  Portfolio...................................   --             0.76%       --              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio++.................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio...................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio...................................   --             0.82%       --              0.82%
 QS Variable Conservative Growth.............. 0.62%            0.76%       --              0.76%
 QS Variable Growth........................... 0.73%            0.85%       --              0.85%
 QS Variable Moderate Growth.................. 0.68%            0.98%     0.10%             0.88%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........   --             0.58%     0.03%             0.55%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                CompanySM
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 CompanySM

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Wellington Large Cap           Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                      Subadviser: Wellington Management
                                                                                    Company LLP
MFS(R) Research International              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class E                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A                                   capital.                                 Management Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                     dividend income and long-term           LLC
                                        capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio++                                                             LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                              its primary objective. Current income   LLC
                                        is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
QS Variable Conservative Growth         Seeks a balance of growth of capital    Legg Mason Partners Fund Advisor,
                                        and income.                             LLC
                                                                                Subadviser: QS Investors, LLC
QS Variable Growth                      Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
                                                                                LLC
                                                                                Subadviser: QS Investors, LLC
QS Variable Moderate Growth             Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
                                                                                LLC
                                                                                Subadviser: QS Investors, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain a dollar weighted   Management Company; Western
                                        average effective duration within 30%   Asset Management Company
                                        of the average duration of the          Limited; Western Asset Management
                                        domestic bond market as a whole.        Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund

     ClearBridge Variable Small Cap Growth Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

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